9. Convertible Notes Payable (Details - Convertible debt assumptions)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Minimum [Member]
Volatility	441.14%	182.91%	111.09%
Risk-free interest rate	1.73%	2.13%	0.51%
Expected term	2 months 5 days	15 days	7 days
Maximum [Member]
Volatility	884.42%	636.13%	220.65%
Risk-free interest rate	2.14%	2.72%	176.00%
Expected term	1 year 8 months 2 days	5 years 1 month 20 days	1 year
Convertible Debt [Member] | Minimum [Member]
Volatility			111.09%
Risk-free interest rate			0.51%
Expected term			7 days
Convertible Debt [Member] | Maximum [Member]
Volatility			220.65%
Risk-free interest rate			1.76%
Expected term			1 year